Right of Use Assets and Lease Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Cash outflow for leases	$ 51
Repayment of liabilities	42
Lease finance costs paid included in the statement of cash flows	$ 9
Weighted average incremental borrowing rate at date of initial application		4.72%